Inventories (Tables)	9 Months Ended
Sep. 30, 2013
Inventories (Tables) [Abstract]
Inventory Disclosure Tables [Text Block]
	September 30, 2013	December 31, 2012
Finished goods	$646,659	$627,338
Raw materials and purchased components	192,352	171,373
Health care supplies	127,715	154,840
Work in process	86,629	83,258
Inventories	$1,053,355	$1,036,809